Not FDIC Insured May Lose Value No Bank Guarantee
FSS3-Q3PH

Schedules of Investments
(unaudited)
Franklin Templeton SMACS: Series CH 2
Franklin Templeton SMACS: Series E 5
Franklin Templeton SMACS: Series H 11
Franklin Templeton SMACS: Series I 19
Notes to Schedules of Investments 26

Franklin Strategic Series
Schedule of Investments (unaudited), May 31, 2025
Franklin Templeton SMACS: Series CH
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.8%
Diversified Consumer Services 0.8%
Grand Canyon University , Secured Note , 5.125% , 10/01/28 ....................
$ 250,000 $ 236,950
Total Corporate Bonds (Cost $231,627) ........................................
236,950
Municipal Bonds 98.5%
Arizona 1.8%
a
Maricopa County Industrial Development Authority , Grand Canyon University Obligated
Group , Revenue , 144A, 2024 , 7.375% , 10/01/29 .......................... 505,000 517,511
California 95.9%
Alameda Community Facilities District , City of Alameda Community Facilities District
No. 22-1 , Special Tax , 2023 , 5% , 9/01/53 ................................ 125,000 123,307
Beaumont Unified School District , Community Facilities District No. 2020-1
Improvement Area No. 2 , Special Tax , 2023 , 5% , 9/01/53 .................... 150,000 148,413
b
California Community Choice Financing Authority , Revenue , 2023 C , Mandatory Put ,
5.25% , 10/01/31 ................................................... 1,000,000 1,035,720
a
California Community College Financing Authority , NCCD-Napa Valley Properties LLC ,
Revenue , 144A, 2022 A , 5.75% , 7/01/60 ................................ 500,000 413,482
a
California Community Housing Agency ,
Annadel Apartments, Revenue, 144A, 2019 A, 5%, 4/01/49 .................. 1,200,000 972,115
Mira Vista Hills Apartments, Revenue, 144A, 2021 A, 4%, 2/01/56 ............. 300,000 147,382
Serenity at Larkspur Apartments, Revenue, 144A, 2020 A, 5%, 2/01/50 ......... 1,000,000 700,038
c
Twin Creek Apartments, Revenue, Senior Lien, 144A, 2022 A-2, 8.06%, 8/01/65 ... 1,250,000 45,821
California Educational Facilities Authority , St. Mary's College of California , Revenue ,
2023 A , Refunding , 5.5% , 10/01/53 .................................... 1,000,000 1,013,224
a
California Enterprise Development Authority , Real Journey Academies Obligated
Group , Revenue , 144A, 2024 A , 5% , 6/01/54 ............................. 500,000 459,089
a,b
California Infrastructure & Economic Development Bank , Desertxpress Enterprises
LLC , Revenue , 144A, 2025 A , Refunding , Mandatory Put , 9.5% , 1/01/35 ........ 285,000 276,242
d
California Muncipal Finance Authority , 8% , 12/01/42 ......................... 600,000 601,376
California Municipal Finance Authority ,
Special Tax, 2024 D, 5%, 9/01/54 ...................................... 380,000 366,281
a
Ascent 613, Revenue, 144A, 2025 A, 5.375%, 1/01/55 ...................... 500,000 466,171
BOLD Program, Special Tax, 2022 B, Refunding, 6%, 9/01/52 ................ 150,000 156,523
BOLD Program, Special Tax, 2022 C, 6.25%, 9/01/52 ....................... 150,000 158,758
BOLD Program, Special Tax, 2022 D, 6.125%, 9/01/52 ...................... 150,000 157,641
BOLD Program, Special Tax, 2023 A, 5.5%, 9/01/53 ........................ 100,000 103,062
BOLD Program, Special Tax, 2023 C, 5.25%, 9/01/53 ....................... 1,000,000 1,003,876
BOLD Program, Special Tax, 2024 A, 5%, 9/01/48 ......................... 100,000 100,253
a
Claremont Graduate University, Revenue, 144A, 2020 B, Refunding, 5%, 10/01/49 . 125,000 111,687
Community Facilities District No. 2021-6 Improvement Area No. 2, Special Tax, 2022,
6%, 9/01/52 .................................................... 150,000 156,523
Community Facilities District No. 2023-5 Area No. 1, Special Tax, 2023, 5.8%,
9/01/53 ........................................................ 1,000,000 1,043,797
Community Facilities District No. 2023-5 Improvement Area No. 2, Special Tax, 2024,
5%, 9/01/54 .................................................... 500,000 481,949
a,c
IH Parkside Fairfield LLC, Revenue, 144A, 2023 B, 2.617%, 9/01/43 ........... 250,000 176,923
a
St. Mary and All Angels Christian Church, Revenue, 144A, 2024 A, 5.75%, 5/01/54 . 200,000 199,675
a
Westside Neighborhood School, Revenue, 144A, 2024, 6.375%, 6/15/64 ........ 250,000 261,023
a
California Public Finance Authority , Kendal at Sonoma Obligated Group , Revenue ,
144A, 2021 A , Refunding , 5% , 11/15/46 ................................. 1,250,000 1,134,272
a
California School Finance Authority ,
Integrity Charter School, Revenue, 144A, 2024, 5.6%, 7/01/64 ................ 500,000 459,901
Orange County Educational Arts Academy, Revenue, 144A, 2023 A, Refunding,
5.875%, 6/01/53 ................................................. 100,000 98,843

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series CH
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Statewide Communities Development Authority ,
Special Tax, 2023 A, 5.25%, 9/01/51 ................................... $ 100,000 $ 101,019
Community Facilities District No. 2021-1, Special Tax, 2023, 5%, 9/01/53 ........ 150,000 147,969
Community Facilities District No. 2022-03, Special Tax, 2023, 5%, 9/01/53 ....... 150,000 147,307
Community Facilities District No. 2022-07 Improvement Area No. 1, Special Tax,
2023, 5%, 9/01/53 ................................................ 150,000 148,858
Community Facilities District No. 2022-08 Improvement Area, Special Tax, 2024,
5.25%, 9/01/45 .................................................. 150,000 150,263
Community Facilities District No. 2024-9, Special Tax, 2024, 5%, 9/01/54 ........ 100,000 96,826
Community Infrastructure Program Assessment District No. 20-02, Special
Assessment, 2023, 5.75%, 9/02/53 ................................... 1,000,000 1,016,944
a
Loma Linda University Medical Center Obligated Group, Revenue, 144A, 2016 A,
5.25%, 12/01/56 ................................................. 250,000 242,754
a
NCCD-Hooper Street LLC, Revenue, 144A, 2019, 5.25%, 7/01/49 ............. 100,000 95,559
a
NCCD-Hooper Street LLC, Revenue, 144A, 2019, 5.25%, 7/01/52 ............. 200,000 188,443
Chino Community Facilities District , Community Facilities District No. 2021-1 , Special
Tax , 2023 , 5.625% , 9/01/53 .......................................... 1,000,000 1,036,918
a
City & County of San Francisco ,
Community Facilities District No. 2016-1 Improvement Area 2, Special Tax, 144A,
2023 A, 5.25%, 9/01/48 ............................................ 965,000 970,622
District No. 2020-1 Shoreline Tax Zone 1, Special Tax, 144A, 2023 C, 5.75%, 9/01/53 1,500,000 1,547,482
City of Dublin , Community Facilities District No. 2015-1 Improvement Area No. 5 ,
Special Tax , 2023 , 5.375% , 9/01/51 .................................... 1,250,000 1,271,578
City of Lake Elsinore , Community Facilities District No. 2006-8 , Special Tax , 2023 , 5% ,
9/01/53 ......................................................... 150,000 147,748
City of Menifee , Community Facilities District No. 2023-2 Improvement Area No. 1 ,
Special Tax , 2025 A , 5% , 9/01/55 ...................................... 250,000 241,535
City of Rancho Cordova ,
Arista Del Sol Community Facilities District No. 2022-1 Improvement Area No. 1,
Special Tax, 2023, 5.375%, 9/01/53 ................................... 200,000 203,398
Ranch Community Facilities District No. 2021-1 Improvement Area No. 2, Special
Tax, 2025, 5%, 9/01/54 ............................................ 500,000 474,788
a
CSCDA Community Improvement Authority ,
CTR City Anaheim, Revenue, 144A, 2020 A, 5%, 1/01/54 .................... 400,000 357,757
Dublin, Revenue, 144A, 2021 B, 4%, 2/01/57 ............................. 140,000 101,223
Eastern Municipal Water District , Community Facilities District No. 2018-80 , Special
Tax , 2025 , 5% , 9/01/54 ............................................. 600,000 582,707
Folsom Ranch Financing Authority , City of Folsom Community Facilities District No. 23
Improvement Area No. 4 , Special Tax , 2024 , 5% , 9/01/54 .................... 300,000 290,915
Galt Community Facilities District , City of Galt Community Facilities District No. 2020-2
Improvement Area No. 1 , Special Tax , 2023 A , 6% , 9/01/53 .................. 1,500,000 1,571,276
a
Los Angeles Housing Authority , Housing Pathways, Inc. , Revenue , 144A, 2024 B , 6% ,
12/01/62 ........................................................ 600,000 542,352
e
Moreno Valley Unified School District , Community Facilities District No. 2023-1 , Special
Tax , 2025 , 5% , 9/01/55 ............................................. 250,000 242,645
Mountain House Community Facilities District , City of Mountain House Community
Facilities District No. 2024-1 Improvement Area No. 1 , Special Tax , 2025 , 5% ,
9/01/55 ......................................................... 400,000 382,361
Orange County Community Facilities District , Community Facilities District No. 2023-1 ,
Special Tax , 2023 A , 5.5% , 8/15/53 .................................... 1,000,000 1,032,522
River Islands Public Financing Authority ,
Community Facilities District 2023-1 Area No. 1, Special Tax, 2023, 5.625%, 9/01/53 1,000,000 1,021,370
Community Facilities District No. 2023-1 Improvement Area 2, Special Tax, 2024, 5%,
9/01/54 ........................................................ 670,000 640,029
e
Root Creek Water District , Community Facilities District No. 2016-1 Improvement Area
No. 3 , Special Tax , 2025 , 5.25% , 9/01/55 ................................ 225,000 222,847

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series CH
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 30 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
University of California , Revenue , 2025 CC , 5% , 5/15/53 ...................... $ 200,000 $ 206,482
Washington Township Health Care District , Revenue , 2023 A , 5.75% , 7/01/48 ...... 150,000 156,777
28,154,641
Florida 0.3%
a,b
Florida Development Finance Corp. , AAF Operations Holdings LLC , Revenue , 144A,
2024 , Refunding , Mandatory Put , 12% , 7/15/28 ........................... 100,000 103,838
U.S. Territories 0.5%
Puerto Rico 0.5%
GDB Debt Recovery Authority of Puerto Rico , 7.5% , 8/20/40 ................... 146,039 140,342
Total Municipal Bonds (Cost $28,777,574) ......................................
28,916,332
Total Long Term Investments (Cost $29,009,201) ................................
29,153,282
a
a a a a
Short Term Investments 1.4%
Municipal Bonds 1.4%
California 1.4%
f
Irvine Ranch Water District , Water Service Corp. , Special Assessment , 2009 B , LOC
Bank of America NA , Daily VRDN and Put , 2.35% , 10/01/41 .................. 100,000 100,000
f
Los Angeles Department of Water & Power , Power System , Revenue , 2023 C-1 , SPA
TD Bank NA , Daily VRDN and Put , 3.1% , 7/01/57 ......................... 300,000 300,000
400,000
Total Municipal Bonds (Cost $400,000) .........................................
400,000
Total Short Term Investments (Cost $400,000) ..................................
400,000
a
Total Investments (Cost $29,409,201) 100.7% ...................................
$29,553,282
Other Assets, less Liabilities (0.7)% ...........................................
(185,178)
Net Assets 100.0% ...........................................................
$29,368,104
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2025, the aggregate value of these securities was $10,590,205, representing 36.1% of net assets.
b
The maturity date shown represents the mandatory put date.
c
The rate shown represents the yield at period end.
d
Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
e
Security purchased on a when-issued basis.
f
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Strategic Series
Schedule of Investments (unaudited), May 31, 2025
Franklin Templeton SMACS: Series E
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 40.0%
Aerospace & Defense 2.3%
a
Boeing Co. (The) ................................... United States 15,000 $ 3,109,800
Northrop Grumman Corp. ............................. United States 10,000 4,847,700
7,957,500
Banks 2.6%
Fifth Third Bancorp .................................. United States 135,000 5,155,650
Truist Financial Corp. ................................ United States 45,000 1,777,500
US Bancorp ....................................... United States 50,000 2,179,500
9,112,650
Beverages 1.7%
PepsiCo, Inc. ...................................... United States 45,000 5,915,250
Biotechnology 1.1%
AbbVie, Inc. ....................................... United States 20,000 3,722,200
Capital Markets 0.7%
BlackRock, Inc. ..................................... United States 2,500 2,449,725
Consumer Staples Distribution & Retail 0.9%
Target Corp. ....................................... United States 32,900 3,092,929
Electric Utilities 1.3%
NextEra Energy, Inc. ................................. United States 25,002 1,766,141
Xcel Energy, Inc. .................................... United States 40,000 2,804,000
4,570,141
Energy Equipment & Services 2.8%
Schlumberger NV ................................... United States 300,000 9,915,000
Food Products 1.9%
Nestle SA , ADR .................................... United States 63,000 6,710,130
Health Care Equipment & Supplies 2.3%
Abbott Laboratories .................................. United States 20,000 2,671,600
Medtronic plc ...................................... United States 65,000 5,393,700
8,065,300
Health Care Providers & Services 0.9%
UnitedHealth Group, Inc. .............................. United States 10,000 3,019,100
Hotels, Restaurants & Leisure 1.8%
McDonald's Corp. ................................... United States 20,000 6,277,000
Interactive Media & Services 1.0%
Alphabet, Inc. , A .................................... United States 20,000 3,434,800
Machinery 0.6%
Caterpillar, Inc. ..................................... United States 6,000 2,088,180
Metals & Mining 2.0%
Newmont Corp. ..................................... United States 35,000 1,845,200
Rio Tinto plc , ADR ................................... Australia 85,000 5,051,550
6,896,750
Oil, Gas & Consumable Fuels 5.0%
Exxon Mobil Corp. ................................... United States 29,003 2,967,007
Shell plc .......................................... United States 170,000 5,609,138
TotalEnergies SE , ADR ............................... France 150,000 8,802,000
17,378,145

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series E
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Pharmaceuticals 3.9%
AstraZeneca plc , ADR ................................ United Kingdom 45,000 $ 3,277,350
Bristol-Myers Squibb Co. .............................. United States 36,987 1,785,732
Merck & Co., Inc. ................................... United States 80,000 6,147,200
Pfizer, Inc. ......................................... United States 100,000 2,349,000
13,559,282
Semiconductors & Semiconductor Equipment 2.3%
Analog Devices, Inc. ................................. United States 15,000 3,209,700
Broadcom, Inc. ..................................... United States 20,000 4,841,400
8,051,100
Software 0.8%
Salesforce, Inc. ..................................... United States 10,000 2,653,700
Tobacco 4.1%
Philip Morris International, Inc. ......................... United States 80,000 14,447,200
Total Common Stocks (Cost $ 128,449,342 ) ...................................
139,316,082
Equity-Linked Securities 51.6%
Aerospace & Defense 2.5%
b
Citigroup Global Markets Holdings, Inc. into Boeing Co. (The) ,
144A, 8.5% , 12/08/25 ............................... United States 24,452 4,215,425
b
Goldman Sachs Bank USA into RTX Corp. , 144A, 7.5% , 3/31/26 United States 25,000 3,311,927
b
Wells Fargo Bank NA into Boeing Co. (The) , 144A, 9% , 6/17/25 United States 6,300 1,253,516
8,780,868
Banks 2.5%
b
JPMorgan Chase Bank NA into Truist Financial Corp. , 144A,
9.5% , 3/02/26 .................................... United States 12,000 480,581
b
Mizuho Markets Cayman LP into US Bancorp , 144A, 9% , 2/25/26 United States 65,000 2,880,461
b
Royal Bank of Canada into Citigroup, Inc. , 144A, 8.5% , 8/27/25 . United States 13,000 871,619
b
Royal Bank of Canada into Truist Financial Corp. , 144A, 8.5% ,
8/04/25 ......................................... United States 24,000 960,048
b
UBS AG into Bank of America Corp. , 144A, 8% , 1/28/26 ...... United States 78,000 3,478,168
8,670,877
Biotechnology 0.8%
b
Mizuho Markets Cayman LP into Amgen, Inc. , 144A, 10% ,
6/15/26 ......................................... United States 10,400 2,946,207
Broadline Retail 2.1%
b
Barclays Bank plc into Amazon.com, Inc. , 144A, 10% , 3/25/26 .. United States 12,500 2,550,647
b
Toronto-Dominion Bank (The) into Amazon.com, Inc. , 144A, 10% ,
3/31/26 ......................................... United States 22,800 4,627,718
7,178,365
Capital Markets 0.3%
b
Merrill Lynch BV into Morgan Stanley , 144A, 9% , 7/14/25 ..... United States 10,000 1,076,234
Communications Equipment 1.2%
b
Royal Bank of Canada into Cisco Systems, Inc. , 144A, 7.5% ,
3/18/26 ......................................... United States 30,000 1,903,669
b
Royal Bank of Canada into Cisco Systems, Inc. , 144A, 8% ,
9/17/25 ......................................... United States 15,000 812,546
b
UBS AG into Cisco Systems, Inc. , 144A, 8% , 6/10/25 ........ United States 30,000 1,602,229
4,318,444

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series E
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Equity-Linked Securities
(continued)
Consumer Staples Distribution & Retail 0.2%
b
UBS AG into Target Corp. , 144A, 10% , 9/15/25 ............. United States 7,300 $ 698,926
Containers & Packaging 0.4%
b
BNP Paribas SA into International Paper Co. , 144A, 9% , 10/20/25 United States 26,000 1,232,172
Energy Equipment & Services 1.3%
b
Barclays Bank plc into Halliburton Co. , 144A, 10% , 5/21/26 .... United States 186,567 3,659,054
b
Wells Fargo Bank NA into Schlumberger NV , 144A, 10% ,
11/26/25 ........................................ United States 25,000 857,559
4,516,613
Health Care Equipment & Supplies 0.2%
b
Toronto-Dominion Bank (The) into Medtronic plc , 144A, 8% ,
4/13/26 ......................................... United States 8,000 681,912
Health Care Providers & Services 1.4%
b
Citigroup Global Markets Holdings, Inc. into UnitedHealth Group,
Inc. , 144A, 9% , 1/27/26 ............................. United States 1,780 579,063
b
JPMorgan Chase Bank NA into CVS Health Corp. , 144A, 9% ,
11/25/25 ........................................ United States 30,000 1,867,622
b
Wells Fargo Bank NA into CVS Health Corp. , 144A, 10% , 4/09/26 United States 33,000 2,158,607
b
Wells Fargo Bank NA into UnitedHealth Group, Inc. , 144A, 7% ,
7/14/25 ......................................... United States 1,300 395,104
5,000,396
Hotels, Restaurants & Leisure 1.2%
b
Toronto-Dominion Bank (The) into Starbucks Corp. , 144A, 9% ,
1/12/26 ......................................... United States 50,000 4,329,919
Interactive Media & Services 3.6%
b
Barclays Bank plc into Alphabet, Inc. , 144A, 8.5% , 4/23/26 .... United States 4,850 795,824
b
Citigroup Global Markets Holdings, Inc. into Alphabet, Inc. , 144A,
8.5% , 8/20/25 .................................... United States 14,000 2,394,965
b
UBS AG into Alphabet, Inc. , 144A, 9% , 4/16/26 ............. United States 20,000 3,246,211
b
Wells Fargo Bank NA into Alphabet, Inc. , 144A, 9% , 3/31/26 ... United States 36,000 6,109,447
12,546,447
IT Services 1.0%
b
Barclays Bank plc into International Business Machines Corp. ,
144A, 8.5% , 6/09/25 ............................... United States 9,500 1,838,702
b
UBS AG into International Business Machines Corp. , 144A, 8% ,
8/27/25 ......................................... United States 8,000 1,712,238
3,550,940
Machinery 1.5%
b
Toronto-Dominion Bank (The) into Caterpillar, Inc. , 144A, 7.5% ,
2/25/26 ......................................... United States 15,000 5,237,900
Media 0.7%
b
JPMorgan Chase Bank NA into Comcast Corp. , 144A, 8.5% ,
9/02/25 ......................................... United States 70,000 2,447,997
Metals & Mining 5.9%
b
Citigroup Global Markets Holdings, Inc. into Freeport-McMoRan,
Inc. , 144A, 12% , 6/09/26 ............................ United States 149,300 5,788,118
b
Citigroup Global Markets Holdings, Inc. into Newmont Corp. ,
144A, 9.5% , 2/18/26 ............................... United States 19,000 884,904
b
J.P. Morgan Structured Products BV into Freeport-McMoRan,
Inc. , 144A, 10% , 5/19/26 ............................ United States 107,000 4,075,166

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series E
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Equity-Linked Securities
(continued)
Metals & Mining (continued)
b
Merrill Lynch BV into Freeport-McMoRan, Inc. , 144A, 10% ,
5/12/26 ......................................... United States 22,869 $ 866,238
b
Mizuho Markets Cayman LP into Barrick Gold Corp. , 144A, 9% ,
7/01/25 ......................................... Canada 55,000 1,034,261
b
Mizuho Markets Cayman LP into Barrick Gold Corp. , 144A, 10% ,
8/21/25 ......................................... Canada 50,000 963,603
b
Mizuho Markets Cayman LP into Freeport-McMoRan, Inc. , 144A,
10% , 12/24/25 .................................... United States 20,000 783,431
b
Morgan Stanley Finance LLC into Freeport-McMoRan, Inc. , 144A,
10% , 11/18/26 .................................... United States 142,593 5,446,416
b
Royal Bank of Canada into Freeport-McMoRan, Inc. , 144A, 10% ,
7/08/25 ......................................... United States 13,700 529,558
20,371,695
Oil, Gas & Consumable Fuels 0.7%
b
JPMorgan Chase Bank NA into Exxon Mobil Corp. , 144A, 8.5% ,
11/03/25 ........................................ United States 2,500 260,068
b
Mizuho Markets Cayman LP into Exxon Mobil Corp. , 144A, 8.5% ,
4/07/26 ......................................... United States 20,000 2,108,577
2,368,645
Semiconductors & Semiconductor Equipment 14.8%
b
BNP Paribas Issuance BV into Advanced Micro Devices, Inc. ,
144A, 10% , 3/02/26 ................................ United States 27,000 2,993,676
b
BNP Paribas Issuance BV into Applied Materials, Inc. , 144A,
10% , 12/10/25 .................................... United States 26,000 4,187,846
b
BNP Paribas Issuance BV into Microchip Technology, Inc. , 144A,
11% , 5/18/26 ..................................... United States 153,820 8,460,541
b
Citigroup Global Markets Holdings, Inc. into Analog Devices, Inc. ,
144A, 9% , 7/08/25 ................................. United States 6,200 1,332,454
b
Citigroup Global Markets Holdings, Inc. into Intel Corp. , 144A,
10% , 3/03/26 ..................................... United States 19,000 401,273
b
Goldman Sachs Bank USA into Applied Materials, Inc. , 144A,
10% , 5/05/26 ..................................... United States 29,000 4,295,549
b
Goldman Sachs International Bank into Texas Instruments, Inc. ,
144A, 9% , 11/10/25 ................................ United States 8,000 1,351,438
b
J.P. Morgan Structured Products BV into Taiwan Semiconductor
Manufacturing Co. Ltd. , 144A, 10% , 4/15/26 .............. Taiwan 15,000 2,808,912
b
JPMorgan Chase Bank NA into Analog Devices, Inc. , 144A, 9% ,
2/19/26 ......................................... United States 13,000 2,728,847
b
Merrill Lynch BV into Advanced Micro Devices, Inc. , 144A, 11% ,
5/06/26 ......................................... United States 53,614 5,303,765
b
Mizuho Markets Cayman LP into Analog Devices, Inc. , 144A,
8.5% , 5/18/26 .................................... United States 13,000 2,666,453
b
Mizuho Markets Cayman LP into Intel Corp. , 144A, 10% , 12/08/25 United States 125,200 2,550,611
b
Royal Bank of Canada into Microchip Technology, Inc. , 144A,
11% , 5/05/26 ..................................... United States 62,000 3,152,359
b
Royal Bank of Canada into Texas Instruments, Inc. , 144A, 8% ,
6/11/25 ......................................... United States 8,000 1,466,303
b
UBS AG into Intel Corp. , 144A, 10% , 7/29/25 ............... United States 32,000 632,067
b
UBS AG into Marvell Technology, Inc. , 144A, 12% , 5/14/26 .... United States 67,000 3,997,810
b
Wells Fargo Bank NA into Broadcom, Inc. , 144A, 9.5% , 8/20/25 . United States 10,000 1,932,332
b
Wells Fargo Bank NA into QUALCOMM, Inc. , 144A, 10% ,
10/22/25 ........................................ United States 7,500 1,115,097
51,377,333
Software 4.2%
b
Barclays Bank plc into Salesforce, Inc. , 144A, 10% , 4/01/26 ... United States 10,000 2,718,605

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series E
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Equity-Linked Securities
(continued)
Software (continued)
b
Merrill Lynch BV into Microsoft Corp , 144A, 7.5% , 10/06/25 .... United States 5,000 $ 2,234,480
b
Merrill Lynch BV into Microsoft Corp. , 144A, 6% , 2/13/26 ...... United States 2,500 1,110,336
b
Royal Bank of Canada into Oracle Corp. , 144A, 10% , 5/13/26 .. United States 31,000 4,708,856
b
UBS AG into Oracle Corp. , 144A, 9% , 6/10/25 .............. United States 5,800 807,083
b
Wells Fargo Bank NA into Salesforce, Inc. , 144A, 9% , 6/15/26 .. United States 12,000 3,159,480
14,738,840
Specialty Retail 2.3%
b
Barclays Bank plc into Home Depot, Inc. (The) , 144A, 7% ,
2/25/26 ......................................... United States 7,000 2,644,727
b
Goldman Sachs Bank USA into Home Depot, Inc. (The) , 144A,
8% , 5/18/27 ...................................... United States 10,000 3,684,318
b
J.P. Morgan Structured Products BV into Home Depot, Inc. (The) ,
144A, 8% , 10/15/25 ................................ United States 4,100 1,504,663
7,833,708
Technology Hardware, Storage & Peripherals 1.1%
b
Barclays Bank plc into Dell Technologies Inc , 144A, 12% , 9/03/25 United States 18,000 2,027,808
b
Merrill Lynch BV into Dell Technologies, Inc. , 144A, 12% , 3/09/26 United States 7,000 799,966
b
Mizuho Markets Cayman LP into Hewlett Packard Enterprise Co. ,
144A, 9.5% , 9/30/25 ............................... United States 64,000 1,083,340
3,911,114
Textiles, Apparel & Luxury Goods 1.7%
b
Goldman Sachs International Bank into NIKE, Inc. , 144A, 9% ,
3/31/26 ......................................... United States 50,000 3,191,539
b
Royal Bank of Canada into NIKE, Inc. , 144A, 10% , 12/24/25 ... United States 43,000 2,719,514
5,911,053
Total Equity-Linked Securities (Cost $ 178,733,600 ) ............................
179,726,605
Convertible Preferred Stocks 8.6%
Aerospace & Defense 4.5%
Boeing Co. (The) , 6% ................................ United States 235,000 15,820,200
Chemicals 1.9%
Albemarle Corp. , 7.25% .............................. United States 225,000 6,527,250
Electric Utilities 2.2%
NextEra Energy, Inc. , 7.299% .......................... United States 160,000 7,611,200
Total Convertible Preferred Stocks (Cost $ 27,979,306 ) .........................
29,958,650
Total Long Term Investments (Cost $ 335,162,248 ) .............................
349,001,337
a

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series E
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 30 .
Short Term Investments 0.2%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 0.2%
c,d
Institutional Fiduciary Trust - Money Market Portfolio , 4.079% .. United States 669,923 $ 669,923
Total Money Market Funds (Cost $ 669,923 ) ...................................
669,923
Total Short Term Investments (Cost $ 669,923 ) ................................
669,923
a
Total Investments (Cost $ 335,832,171 ) 100.4% ................................
$349,671,260
Other Assets, less Liabilities (0.4) % .........................................
(1,256,474)
Net Assets 100.0% .........................................................
$348,414,786
a a a
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2025, the aggregate value of these securities was $179,726,605, representing 51.6% of net assets.
c
See Note 3 regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Franklin Strategic Series
Schedule of Investments (unaudited), May 31, 2025
Franklin Templeton SMACS: Series H
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Management Investment Companies 1.6%
Capital Markets 1.6%
a
Franklin Dynamic Municipal Bond ETF ................................... 17,000 $ 410,720
Total Management Investment Companies (Cost $ 403,766 ) .......................
410,720
Principal
Amount
a a a a
Corporate Bonds 0.9%
Diversified Consumer Services 0.9%
Grand Canyon University , Secured Note , 5.125% , 10/01/28 ....................
$ 250,000 236,950
Total Corporate Bonds (Cost $ 231,628 ) ........................................
236,950
Municipal Bonds 85.4%
Alabama 2.8%
Homewood Educational Building Authority , CHF - Horizons II LLC , Revenue , 2024 C ,
5% , 10/01/56 ..................................................... 300,000 280,509
MidCity Improvement District ,
Assessment Area , Special Assessment , 2022 , 4.5% , 11/01/42 ................ 150,000 126,657
Assessment Area , Special Assessment , 2022 , 4.75% , 11/01/49 ............... 100,000 82,686
Mobile County Industrial Development Authority , AM/NS Calvert LLC , Revenue , 2024
B , 4.75% , 12/01/54 ................................................ 260,000 234,927
724,779
Arizona 3.8%
b
Maricopa County Industrial Development Authority , Grand Canyon University Obligated
Group , Revenue , 144A, 2024 , 7.375% , 10/01/29 .......................... 405,000 415,034
b
Sierra Vista Industrial Development Authority ,
American Leadership Academy, Inc. , Revenue , 144A, 2023 , 5.75% , 6/15/58 ...... 150,000 149,921
c
Georgetown Community Development Authority , Revenue , 144A, 2021 A , 0.522%,
10/01/56 ....................................................... 250,000 194,517
Tempe Industrial Development Authority , Tempe Life Care Village Obligated Group ,
Revenue , 2019 , 5% , 12/01/50 ........................................ 250,000 223,300
982,772
Arkansas 0.6%
Arkansas Development Finance Authority , United States Steel Corp. , Revenue , 2023 ,
5.7% , 5/01/53 .................................................... 150,000 151,719
California 6.4%
d
California Community Choice Financing Authority , Revenue , 2023 C , Mandatory Put ,
5.25% , 10/01/31 ................................................... 130,000 134,644
b
California Community Housing Agency ,
Arbors Apartments , Revenue , 144A, 2020 A , 5% , 8/01/50 .................... 125,000 115,632
Aster Apartments , Revenue, Junior Lien , 144A, 2021 A-2 , 4% , 2/01/43 .......... 230,000 199,625
Fountains at Emerald Park , Revenue, Junior Lien , 144A, 2021 A-2 , 4% , 8/01/46 ... 195,000 155,839
Verdant at Green Valley Apartments , Revenue , 144A, 2019 A , 5% , 8/01/49 ....... 105,000 93,406
b,d
California Infrastructure & Economic Development Bank , Desertxpress Enterprises
LLC , Revenue , 144A, 2025 A , Refunding , Mandatory Put , 9.5% , 1/01/35 ........ 215,000 208,393
b,c
California Municipal Finance Authority , IH Parkside Fairfield LLC , Revenue , 144A, 2023
B , 2.614%, 9/01/43 ................................................ 150,000 106,154
b
CMFA Special Finance Agency , Solana at Grand , Revenue, Junior Lien , 144A, 2021
A-2 , 4% , 8/01/45 .................................................. 100,000 84,736
b
CMFA Special Finance Agency VII , Breakwater Apartments (The) , Revenue , 144A,
2021 A-2 , 4% , 8/01/47 .............................................. 200,000 164,265
b
CMFA Special Finance Agency VIII , Elan Huntington Beach , Revenue, Junior Lien ,
144A, 2021 A-2 , 4% , 8/01/47 ......................................... 125,000 101,966

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series H
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
b
CMFA Special Finance Agency XII , Allure Apartments , Revenue , 144A, 2022 A-2 ,
4.375% , 8/01/49 ................................................... $ 100,000 $ 79,731
b
CSCDA Community Improvement Authority ,
Renaissance at City Center , Revenue , 144A, 2020 A , 5% , 7/01/51 ............. 110,000 99,648
Waterscape Apartments , Revenue , 144A, 2021 B , 4% , 9/01/46 ................ 135,000 107,503
1,651,542
Colorado 2.0%
Colorado Health Facilities Authority ,
BSLC II Obligated Group , Revenue, Second Tier , 2025 , 5.25% , 9/15/45 ......... 195,000 189,976
Christian Living Neighborhoods Obligated Group , Revenue , 2019 , Refunding , 4% ,
1/01/38 ........................................................ 100,000 90,432
Denver Health & Hospital Authority , Revenue , 2019 A , Refunding , 4% , 12/01/39 .... 250,000 229,172
509,580
Connecticut 0.4%
Stamford Housing Authority , TJH Senior Living LLC Obligated Group , Revenue , 2025
A , Refunding , 6.5% , 10/01/55 ......................................... 100,000 98,512
Florida 23.8%
Avenir Community Development District , Parcel A-18 , Special Assessment , 2024 A ,
6% , 5/01/55 ...................................................... 100,000 96,858
b
Babcock Ranch Community Independent Special District , Assessment Area , Special
Assessment , 144A, 2024 , 5.25% , 5/01/55 ............................... 150,000 141,327
b
Capital Projects Finance Authority , PRG - UnionWest Properties LLC , Revenue, Senior
Lien , 144A, 2024 A-1 , 5% , 6/01/58 ..................................... 250,000 234,611
Chaparral Palm Bay Community Development District , Assessment Area 2 , Special
Assessment , 2024 , 5.5% , 5/01/55 ..................................... 100,000 94,372
Cypress Bluff Community Development District , Assessment Area 1 , Special
Assessment , 2025 , 5.55% , 5/01/55 .................................... 100,000 94,802
Epperson North Community Development District , Assessment Area 4 , Special
Assessment , 2024 , 5.6% , 5/01/55 ..................................... 110,000 103,875
b
Florida Development Finance Corp. ,
d
AAF Operations Holdings LLC , Revenue , 144A, 2024 , Refunding , Mandatory Put ,
12% , 7/15/28 ................................................... 100,000 103,838
Mayflower Retirement Center, Inc. Obligated Group , Revenue , 144A, 2021 A ,
Refunding , 4% , 6/01/55 ............................................ 100,000 68,331
Fox Branch Ranch Community Development District , Assessment Area 1 , Special
Assessment , 2025 , 5.4% , 5/01/55 ..................................... 100,000 93,773
b
Gas Worx Community Development District , Special Assessment , 144A, 2025 , 6% ,
5/01/57 ......................................................... 150,000 147,822
GIR East Community Development District , Assessment Area 1 , Special Assessment ,
2025 , 5.5% , 5/01/55 ................................................ 100,000 92,659
Hammock Oaks Community Development District , Assessment Area 2 , Special
Assessment , 2024 , 5.85% , 5/01/44 .................................... 125,000 122,545
b
Hillcrest Preserve Community Development District , Special Assessment , 144A, 2024 ,
5.3% , 5/01/54 .................................................... 180,000 164,601
Kindred Community Development District II , Special Assessment , 2021 , 3.125% ,
5/01/41 ......................................................... 100,000 81,296
Kings Creek I Community Development District , Assessment Area 1 , Special
Assessment , 2025 , 6% , 5/01/55 ....................................... 100,000 98,457
b
Knightsbridge Community Development District , Special Assessment , 144A, 2024 ,
5.5% , 6/15/54 .................................................... 135,000 132,262
Lakeside Preserve Community Development District , Special Assessment , 2023 ,
6.375% , 5/01/54 ................................................... 100,000 102,545
Langley South Community Development District , Assessment Area 1 , Special
Assessment , 2024 , 5.4% , 5/01/55 ..................................... 100,000 94,042

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series H
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Lee County Industrial Development Authority , Shell Point Obligated Group , Revenue ,
2024 C , 5% , 11/15/54 ............................................... $ 270,000 $ 252,748
Marion Ranch Community Development District , Special Assessment , 2024 , 5.7% ,
5/01/44 ......................................................... 100,000 97,790
North AR-1 Pasco Community Development District , Assessment Area 3 , Special
Assessment , 2023 , 6% , 5/01/54 ....................................... 70,000 70,209
North Loop Community Development District , Special Assessment , 2023 , 6.625% ,
5/01/54 ......................................................... 130,000 136,075
Pacific Ace Community Development District , Special Assessment , 2024 , 5.5% ,
5/01/55 ......................................................... 125,000 119,825
Palermo Community Development District ,
Special Assessment , 2023 , 5% , 6/15/43 ................................. 100,000 97,487
Assessment Area 2 , Special Assessment , 2025 , 5.5% , 6/15/55 ................ 100,000 97,230
Palm Coast Park Community Development District , Special Assessment , 2023 , 5.6% ,
5/01/53 ......................................................... 100,000 97,794
Parker Pointe Community Development District , Special Assessment , 2024 , 5.5% ,
5/01/44 ......................................................... 100,000 96,745
Parrish Lakes Community Development District , Assessment Area 2 , Special
Assessment , 2023 A , 5.625% , 5/01/53 .................................. 90,000 87,958
Pasadena Ridge Community Development District , Assessment Area 1 , Special
Assessment , 2024 , 5.375% , 5/01/55 ................................... 105,000 97,396
Preserve at Savannah Lakes Community Development District , Assessment Area 1 ,
Special Assessment , 2024 , 5.45% , 5/01/44 .............................. 140,000 137,644
Prosperity Lakes Community Development District , Assessment Area 1 , Special
Assessment , 2023 , 6.125% , 12/15/53 ................................... 160,000 166,661
Quail Roost Community Development District , Expansion Area , Special Assessment ,
2021 , 4% , 12/15/51 ................................................ 70,000 56,833
Reflection Bay Community Development District , Special Assessment , 2025 , 5.875% ,
5/01/55 ......................................................... 160,000 156,736
Regal Village Community Development District , Special Assessment , 2024 , 5.5% ,
5/01/54 ......................................................... 145,000 138,514
Ridge at Apopka Community Development District , Parcel 2 , Special Assessment ,
2023 , 5.75% , 5/01/53 ............................................... 100,000 100,250
River Hall Community Development District , Assessment Area 4 , Special Assessment ,
2023 A , 6.5% , 5/01/54 .............................................. 105,000 108,641
River Landing Community Development District , Assessments , Special Assessment ,
2025 , 5.45% , 5/01/55 ............................................... 100,000 94,342
b,e
Saltmeadows Community Development District , Assessment Area 2 , Special
Assessment , 144A, 2025 , 6% , 5/01/55 .................................. 150,000 150,189
Savanna Lakes Community Development District , Assessment Area 2 , Special
Assessment , 2024 , 5.5% , 6/15/54 ..................................... 135,000 128,566
Sawgrass Village Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 5.75% , 5/01/53 ............... 100,000 98,229
Assessment Area 2 , Special Assessment , 2023 , 6.375% , 11/01/53 ............. 155,000 158,732
b
Seaton Creek Reserve Community Development District , Assessment Area 1 , Special
Assessment , 144A, 2023 , 5.5% , 6/15/53 ................................ 100,000 99,138
Seminole Palms Community Development District , Special Assessment , 2023 , 5.5% ,
5/01/43 ......................................................... 95,000 95,134
Springs at Lake Alfred Community Development District , Assessment Area 1 , Special
Assessment , 2024 , 5.6% , 5/01/54 ..................................... 145,000 138,389
Stonegate Preserve Community Development District ,
Special Assessment , 2023 , 6.125% , 12/15/53 ............................. 150,000 156,452
e
Special Assessment , 2025 , 5.875% , 6/15/55 ............................. 125,000 123,806
Twisted Oaks Pointe Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 5.375% , 5/01/43 .............. 100,000 98,280
Assessment Area 2 , Special Assessment , 2023 , 6.125% , 5/01/54 .............. 75,000 75,856

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series H
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
V-Dana Community Development District , Assessment Area 2 , Special Assessment ,
2025 , 5.55% , 5/01/55 ............................................... $ 100,000 $ 94,936
b
Wellness Ridge Community Development District , Assessment Area 2 , Special
Assessment , 144A, 2024 , 5.2% , 6/15/55 ................................ 100,000 91,730
Westwood of Pasco Community Development District , Assessments , Special
Assessment , 2023 , 5.625% , 5/01/53 ................................... 130,000 129,188
Winding Oaks Community Development District , Special Assessment , 2024 , 5.7% ,
5/01/55 ......................................................... 100,000 94,753
b
Woodland Preserve Community Development District , Assessment Area 1 , Special
Assessment , 144A, 2025 , 5.5% , 5/01/55 ................................ 100,000 94,372
6,106,644
Illinois 2.8%
Illinois Finance Authority , Westminster Village, Inc. Obligated Group , Revenue , 2018 A ,
Refunding , 5% , 5/01/48 ............................................. 100,000 83,609
Illinois Housing Development Authority , Revenue , 2024 I , Refunding , GNMA Insured ,
4.625% , 4/01/50 ................................................... 250,000 240,606
State of Illinois ,
GO , 2020 C , 4.25% , 10/01/45 ........................................ 100,000 88,227
GO , 2021 A , 4% , 3/01/41 ............................................ 360,000 322,895
735,337
Indiana 0.8%
b
City of Goshen , Green Oaks of Goshen LLC , Revenue , 144A, 2021 A , 5% , 8/01/41 .. 100,000 82,242
Indianapolis Local Public Improvement Bond Bank , Revenue, Senior Lien , 2023 E ,
6.125% , 3/01/57 ................................................... 110,000 114,184
196,426
Iowa 1.8%
Iowa Finance Authority ,
Iowa Fertilizer Co. LLC , Revenue , 2022 , Pre-Refunded , 5% , 12/01/50 .......... 235,000 264,335
Lifespace Communities, Inc. Obligated Group , Revenue , 2016 A , 5% , 5/15/36 .... 100,000 100,321
Iowa Higher Education Loan Authority , Revenue , 2025 , 6% , 10/01/55 ............ 100,000 103,387
468,043
Louisiana 2.5%
Calcasieu Parish Memorial Hospital Service District , Southwest Louisiana Healthcare
System Obligated Group , Revenue , 2019 , Refunding , 5% , 12/01/39 ............ 100,000 93,960
Lakeshore Villages Master Community Development District , Special Assessment ,
2025 , 6% , 6/01/54 ................................................. 170,000 170,733
b
Louisiana Local Government Environmental Facilities & Community Development
Authority , Parish of St. Martin , Revenue , 144A, 2019 , 4.4% , 11/01/44 ........... 135,000 124,957
Louisiana Public Facilities Authority , Calcasieu Bridge Partners LLC , Revenue, Senior
Lien , 2024 , 5.75% , 9/01/64 ........................................... 255,000 263,215
652,865
Maryland 1.3%
Maryland Economic Development Corp. , Morgan View & Thurgood Marshall Student
Housing , Revenue , 2020 , 4.25% , 7/01/50 ................................ 170,000 146,230
b
Town of La Plata , Heritage Green Special Taxing District , Special Tax , 144A, 2023 A ,
6.5% , 2/15/53 .................................................... 190,000 184,821
331,051
Michigan 1.4%
City of Detroit , GO , 2023 C , 6% , 5/01/43 .................................. 100,000 108,045

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series H
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
Michigan Finance Authority , Provident Group - HFH Energy LLC , Revenue , 2024 ,
4.375% , 2/28/54 ................................................... $ 295,000 $ 266,641
374,686
Minnesota 0.4%
City of Apple Valley , PHS Apple Valley Senior Housing, Inc. , Revenue , 2021 , 4% ,
9/01/36 ......................................................... 105,000 97,188
Nevada 0.4%
Henderson Local Improvement Districts , Local Improvement District No. T-22 , Special
Assessment , 2023 , 5.25% , 3/01/53 .................................... 100,000 93,263
New Hampshire 1.0%
New Hampshire Business Finance Authority , Presbyterian Homes Obligated Group ,
Revenue , 2023 A , 5.25% , 7/01/48 ..................................... 250,000 250,088
New York 5.1%
New York City Housing Development Corp. , 8 Spruce NY Owner LLC , Revenue , 2024 ,
F , Refunding , 5.25% , 12/15/31 ........................................ 250,000 254,192
New York Transportation Development Corp. ,
Delta Air Lines, Inc. , Revenue , 2020 , 4% , 10/01/30 ......................... 100,000 97,973
Delta Air Lines, Inc. , Revenue , 2020 , 4.375% , 10/01/45 ..................... 460,000 407,930
JFK International Air Terminal LLC , Revenue , 2022 , 5% , 12/01/41 ............. 185,000 186,130
JFK NTO LLC , Revenue , 2024 , 5.5% , 6/30/60 ............................ 250,000 250,417
b
Oneida Indian Nation of New York , Revenue , 144A, 2024 B , 6% , 9/01/43 .......... 100,000 105,366
1,302,008
Ohio 1.6%
Buckeye Tobacco Settlement Financing Authority , Revenue, Senior Lien , 2020 B-2 , 2 ,
Refunding , 5% , 6/01/55 ............................................. 200,000 173,318
Ohio Housing Finance Agency , Revenue , 2023 C , 8% , 8/01/34 ................. 100,000 101,615
Summit County Development Finance Authority , UAkronPark, Inc. , Revenue , 2023 , 6% ,
12/01/58 ........................................................ 125,000 130,547
405,480
Oklahoma 0.6%
Tulsa Municipal Airport Trust Trustees , American Airlines, Inc. , Revenue , 2025 ,
Refunding , 6.25% , 12/01/40 .......................................... 135,000 145,112
Pennsylvania 1.9%
b
Allentown Commercial and Industrial Development Authority , Executive Education
Academy Charter School , Revenue , 144A, 2024 , Refunding , 5% , 7/01/59 ........ 250,000 224,724
Berks County Municipal Authority (The) ,
Tower Health Obligated Group , Revenue , 2024 A-1 , 8% , 6/30/34 .............. 18,000 18,111
Tower Health Obligated Group , Revenue , 2024 A-2 , 6% , 6/30/34 .............. 8,000 8,421
Tower Health Obligated Group , Revenue , 2024 A-3 , 5% , 6/30/39 .............. 120,000 111,181
c
Tower Health Obligated Group , Revenue , 2024 B-1 , 1.364%, 6/30/44 ........... 59,000 42,483
Philadelphia Authority for Industrial Development , St. Joseph's University , Revenue ,
2022 , 5.5% , 11/01/60 ............................................... 90,000 92,120
497,040
South Dakota 0.6%
South Dakota Housing Development Authority , Revenue , 2024 C , Refunding , GNMA
Insured , 4.5% , 11/01/44 ............................................. 150,000 146,223
Texas 11.1%
b
Arlington Higher Education Finance Corp. , BASIS Texas Charter Schools, Inc. ,
Revenue , 144A, 2024 , 4.875% , 6/15/59 ................................. 100,000 88,842

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series H
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
b
City of Anna , Woods at Lindsey Place (The) Public Improvement District Area 1 ,
Special Assessment , 144A, 2023 , 5.875% , 9/15/53 ......................... $ 116,000 $ 116,964
b
City of Austin , Whisper Valley Public Improvement District Improvement Area No. 2 ,
Special Assessment , 144A, 2022 , 5.5% , 11/01/51 .......................... 100,000 98,067
b
City of Celina ,
Lakes at Mustang Ranch Public Improvement District Phases 8-9 , Special
Assessment , 144A, 2025 , 5.625% , 9/01/55 ............................. 150,000 141,711
Pravin Public Improvement District , Special Assessment , 144A, 2023 , 6.75% , 9/01/53 100,000 97,005
b
City of Fate , Williamsburg Public Improvement District No. 1 Phase 3B , Special
Assessment , 144A, 2023 , 5.375% , 8/15/53 ............................... 100,000 97,333
City of Houston Airport System , United Airlines, Inc. , Revenue , 2024 B , 5.5% , 7/15/39 350,000 358,548
b
City of Hutto , Emory Crossing Public Improvement District Improvement Area No. 2 ,
Special Assessment , 144A, 2023 , 5.625% , 9/01/58 ......................... 115,000 112,811
b
City of Kyle ,
6 Creeks Public Improvement District Improvement Area No. 5 , Special Assessment ,
144A, 2025 , 5.375% , 9/01/50 ....................................... 141,000 131,698
Southwest Kyle Public Improvement District No. 1 Improvement Area No. 2 , Special
Assessment , 144A, 2023 , 6.75% , 9/01/48 .............................. 100,000 102,285
b
City of Manor , EntradenGlen Public Improvement District Improvement Area No. 1 ,
Special Assessment , 144A, 2025 , 7% , 9/15/55 ............................ 100,000 100,178
b
City of Princeton , Southbridge Public Improvement District Improvement Area No. 2 ,
Special Assessment , 144A, 2024 , 5.5% , 9/01/54 .......................... 132,000 127,795
b
City of Tomball , Raburn Reserve Public Improvement District Area No. 2 , Special
Assessment , 144A, 2023 , 5.75% , 9/15/52 ............................... 112,000 108,953
b
County of Bastrop , Double Eagle Ranch Public Improvement District Improvement Area
No. 2 , Special Assessment , 144A, 2024 , 5.25% , 9/01/44 .................... 105,000 100,528
b
County of Denton ,
Green Meadows Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2025 , 6.125% , 12/31/55 ............................ 100,000 97,060
Tabor Ranch Public Improvement District Improvement Area No. 1 , Special
Assessment, Senior Lien , 144A, 2024 A , 5.625% , 12/31/54 ................. 106,000 99,428
b
County of Hays , La Cima Public Improvement District , Special Assessment , 144A,
2020 , 3.25% , 9/15/30 ............................................... 100,000 91,305
County of Montgomery , Crockett Meadows Public Improvement District Improvement
Area No. 1 , Special Assessment , 2025 , 5.5% , 9/15/54 ...................... 123,000 115,268
EP Cimarron Ventanas PFC , Revenue , 2024 , Refunding , 4.125% , 12/01/39 ........ 250,000 233,521
Harris County Municipal Utility District No. 540 , GO , 2022 , 5.5% , 9/01/49 .......... 100,000 92,220
New Hope Cultural Education Facilities Finance Corp. ,
NCCD-College Station Properties LLC , Revenue , A , 5% , 7/01/47 .............. 50,000 47,507
Quality Senior Housing Foundation of East Texas, Inc. , Revenue , 2019 A-1 , 5% ,
12/01/39 ....................................................... 85,000 81,328
Quality Senior Housing Foundation of East Texas, Inc. , Revenue, Second Tier , 2019
B , 5.5% , 12/01/54 ................................................ 180,000 161,742
Walden Pond Fresh Water Supply District , GO , 2022 , 6.25% , 9/01/47 ............ 45,000 44,166
2,846,263
Washington 0.8%
Washington State Housing Finance Commission ,
Eastside Retirement Association Obligated Group , Revenue , 2023 A , Refunding , 5% ,
7/01/48 ........................................................ 120,000 118,007
b
Presbyterian Retirement Communities Northwest Obligated Group , Revenue , 144A,
2019 A , 5% , 1/01/55 .............................................. 100,000 85,632
203,639

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series H
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin 3.3%
Public Finance Authority ,
b
Foundation Academy Charter School A NJ Nonprofit Corp. , Revenue , 144A, 2024 ,
5% , 7/01/60 .................................................... $ 300,000 $ 258,077
b
Friends Homes Obligated Group , Revenue , 144A, 2019 , Refunding , 5% , 9/01/49 .. 125,000 112,486
KSU Bixby Real Estate Foundation LLC , Revenue , 2025 B , 5.5% , 6/15/55 ....... 100,000 99,802
RED River Valley Alliance LLC , Revenue , 2021 , 4% , 9/30/51 ................. 345,000 271,994
Wisconsin Health & Educational Facilities Authority , PHW Menomonee Falls, Inc. ,
Revenue , 2024 , 6.125% , 10/01/59 ..................................... 100,000 98,046
840,405
U.S. Territories 8.2%
District of Columbia 0.9%
District of Columbia ,
International School Obligated Group , Revenue , 2019 , 5% , 7/01/49 ............ 140,000 133,673
Plenary Infrastructure DC LLC , Revenue , 2022 A , 5.5% , 8/31/33 .............. 100,000 110,515
244,188
Puerto Rico 7.3%
Commonwealth of Puerto Rico ,
GO , 2022 A-1 , 4% , 7/01/41 .......................................... 223,382 191,531
GO , 2022 A-1 , 4% , 7/01/46 .......................................... 515,826 424,260
GDB Debt Recovery Authority of Puerto Rico , 7.5% , 8/20/40 ................... 91,274 87,714
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 ..... 1,255,000 1,179,142
1,882,647
Total U.S. Territories .................................................................... 2,126,835
Total Municipal Bonds (Cost $ 22,514,780 ) ......................................
21,937,500
Total Long Term Investments (Cost $ 23,150,174 ) ................................
22,585,170
a
a a a a
Short Term Investments 7.0%
Municipal Bonds 7.0%
California 1.9%
f
Los Angeles Department of Water & Power , Power System , Revenue , 2023 C-1 , SPA
TD Bank NA , Daily VRDN and Put , 3.1% , 7/01/57 ......................... 500,000 500,000
Colorado 1.2%
f
Colorado Health Facilities Authority , Intermountain Healthcare Obligated Group ,
Revenue , 2024 D , Daily VRDN and Put , 3% , 5/15/64 ....................... 300,000 300,000
New York 3.5%
f
New York City Municipal Water Finance Authority , Water & Sewer System , Revenue ,
2022 DD , Refunding , Daily VRDN and Put , 3% , 6/15/33 ..................... 900,000 900,000

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series H
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 30 .
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Municipal Bonds
(continued)
Pennsylvania 0.4%
f
Delaware County Industrial Development Authority , United Parcel Service, Inc. ,
Revenue , 2015 , Refunding , Daily VRDN and Put , 2.95% , 9/01/45 .............. $ 100,000 $ 100,000
Total Municipal Bonds (Cost $ 1,800,000 ) .......................................
1,800,000
Total Short Term Investments (Cost $ 1,800,000 ) .................................
1,800,000
a
Total Investments (Cost $ 24,950,174 ) 94.9% ....................................
$24,385,170
Other Assets, less Liabilities 5.1% .............................................
1,303,533
Net Assets 100.0% ...........................................................
$25,688,703
a
See Note 3 regarding investments in affiliated management investment companies.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2025, the aggregate value of these securities was $6,594,859, representing 25.7% of net assets.
c
The rate shown represents the yield at period end.
d
The maturity date shown represents the mandatory put date.
e
Security purchased on a when-issued basis.
f
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Strategic Series
Schedule of Investments (unaudited), May 31, 2025
Franklin Templeton SMACS: Series I
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Common Stocks 0.4%
Banks 0.4%
Bank of America Corp. ............................................... 45,000 $ 1,985,850
Pharmaceuticals 0.0%
†
a
Endo, Inc. ......................................................... 4,647 97,587
a
Total Common Stocks (Cost $ 1,322,760 ) .......................................
2,083,437
a
Equity-Linked Securities 0.2%
Pharmaceuticals 0.2%
b
BNP Paribas SA into Pfizer, Inc. , 144A, 10.5% , 7/23/25 ....................... 58,000 1,383,962
Total Equity-Linked Securities (Cost $ 1,618,200 ) ................................
1,383,962
Principal
Amount
a a a a
Corporate Bonds 77.6%
Aerospace & Defense 1.9%
b
Bombardier, Inc. , Senior Note , 144A, 8.75% , 11/15/30 ........................ $ 1,500,000 1,611,837
b
TransDigm, Inc. ,
Senior Secured Note , 144A, 6.75% , 8/15/28 .............................. 1,500,000 1,527,903
Senior Secured Note , 144A, 6.875% , 12/15/30 ............................ 2,500,000 2,579,858
Senior Secured Note , 144A, 6.625% , 3/01/32 ............................. 4,500,000 4,602,397
10,321,995
Automobile Components 0.6%
b
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% , 10/15/29 ........... 4,000,000 3,079,304
Automobiles 0.7%
Ford Motor Co. , Senior Bond , 6.1% , 8/19/32 ...............................
4,000,000 3,908,610
Banks 0.4%
Bank of America Corp. , Sub. Bond , 5.425% to 8/14/34, FRN thereafter , 8/15/35 .....
50,000 49,010
Barclays plc ,
c
Junior Sub. Bond , 7.625% to 9/14/35, FRN thereafter , Perpetual ............... 2,000,000 1,980,784
Sub. Bond , 7.119% to 6/26/33, FRN thereafter , 6/27/34 ..................... 200,000 215,567
Fifth Third Bancorp , Senior Note , 6.339% to 7/26/28, FRN thereafter , 7/27/29 ......
50,000 52,312
Wells Fargo & Co. , Senior Bond , 6.491% to 10/22/33, FRN thereafter , 10/23/34 .....
100,000 107,289
2,404,962
Building Products 1.1%
b
Camelot Return Merger Sub, Inc. , Senior Secured Note , 144A, 8.75% , 8/01/28 ..... 800,000 708,708
b
EMRLD Borrower LP / Emerald Co-Issuer, Inc. , Senior Secured Note , 144A, 6.625% ,
12/15/30 ........................................................ 2,000,000 2,022,727
b
Quikrete Holdings, Inc. , Senior Secured Note , 144A, 6.375% , 3/01/32 ............ 3,000,000 3,050,646
5,782,081
Capital Markets 0.4%
Charles Schwab Corp. (The) , Senior Note , 5.643% to 5/18/28, FRN thereafter , 5/19/29
50,000 51,780
c
Goldman Sachs Group, Inc. (The) , Junior Sub. Bond , 6.85% to 2/09/30, FRN thereafter ,
Perpetual ........................................................ 2,000,000 2,021,524
Morgan Stanley ,
Senior Bond , 6.627% to 10/31/33, FRN thereafter , 11/01/34 .................. 100,000 108,552
Sub. Bond , 5.948% to 1/18/33, FRN thereafter , 1/19/38 ..................... 50,000 50,457
2,232,313

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series I
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Chemicals 3.0%
Celanese US Holdings LLC ,
Senior Bond , 6.629% , 7/15/32 ........................................ $ 2,000,000 $ 2,048,300
Senior Bond , 7.2% , 11/15/33 ......................................... 3,500,000 3,656,415
Senior Note , 7.05% , 11/15/30 ......................................... 1,000,000 1,031,300
b
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25% , 9/01/29 ................ 3,500,000 3,651,018
b
SCIH Salt Holdings, Inc. , Senior Note , 144A, 6.625% , 5/01/29 .................. 6,000,000 5,891,820
16,278,853
Commercial Services & Supplies 1.2%
b
Allied Universal Holdco LLC , Senior Secured Note , 144A, 7.875% , 2/15/31 ........ 4,000,000 4,148,156
b
RR Donnelley & Sons Co. , Senior Secured Note , 144A, 9.5% , 8/01/29 ........... 2,500,000 2,508,720
6,656,876
Communications Equipment 3.9%
b
CommScope LLC ,
Senior Note , 144A, 8.25% , 3/01/27 ..................................... 11,000,000 10,980,839
Senior Secured Note , 144A, 9.5% , 12/15/31 .............................. 10,000,000 10,400,680
21,381,519
Consumer Finance 0.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust , Senior Bond , 5.3% ,
1/19/34 ......................................................... 200,000 197,664
Ford Motor Credit Co. LLC , Senior Note , 7.35% , 3/06/30 ......................
3,000,000 3,126,136
b
Macquarie Airfinance Holdings Ltd. , Senior Note , 144A, 6.4% , 3/26/29 ............ 50,000 51,733
3,375,533
Containers & Packaging 5.3%
b
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc ,
Senior Note , 144A, 4% , 9/01/29 ....................................... 2,500,000 2,220,607
b
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. ,
Senior Note , 144A, 5.25% , 8/15/27 ..................................... 8,900,000 4,057,644
Senior Secured Note , 144A, 4.125% , 8/15/26 ............................. 6,000,000 5,460,000
b
Clydesdale Acquisition Holdings, Inc. , Senior Secured Note , 144A, 6.75% , 4/15/32 .. 2,500,000 2,528,320
b
Mauser Packaging Solutions Holding Co. ,
Secured Note , 144A, 9.25% , 4/15/27 ................................... 9,000,000 8,873,372
Senior Secured Note , 144A, 7.875% , 4/15/27 ............................. 5,500,000 5,559,048
28,698,991
Diversified REITs 0.0%
†
b
VICI Properties LP / VICI Note Co., Inc. , Senior Bond , 144A, 4.625% , 12/01/29 ..... 50,000 48,532
Diversified Telecommunication Services 3.0%
b
CCO Holdings LLC / CCO Holdings Capital Corp. ,
Senior Bond , 144A, 5.125% , 5/01/27 ................................... 5,000,000 4,951,543
Senior Note , 144A, 6.375% , 9/01/29 .................................... 11,000,000 11,156,068
16,107,611
Electric Utilities 2.8%
b
NRG Energy, Inc. ,
Senior Bond , 144A, 6.25% , 11/01/34 ................................... 3,000,000 3,003,477
Senior Note , 144A, 6% , 2/01/33 ....................................... 3,000,000 2,974,970
Senior Secured Bond , 144A, 7% , 3/15/33 ................................ 50,000 53,961

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series I
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities (continued)
Pacific Gas and Electric Co. , Senior Bond , 6.4% , 6/15/33 .....................
$ 50,000 $ 51,471
PG&E Corp. , Senior Secured Note , 5% , 7/01/28 ............................
50,000 48,816
Southern Co. (The) , 2025 , Junior Sub. Bond , 6.375% to 3/14/35, FRN thereafter ,
3/15/55 ......................................................... 5,000,000 5,094,080
b
Vistra Operations Co. LLC ,
Senior Note , 144A, 6.875% , 4/15/32 .................................... 4,000,000 4,163,868
Senior Secured Bond , 144A, 6.95% , 10/15/33 ............................ 50,000 53,924
15,444,567
Electrical Equipment 0.0%
†
Regal Rexnord Corp. , Senior Note , 6.05% , 4/15/28 ..........................
50,000 51,347
Energy Equipment & Services 1.2%
b
Weatherford International Ltd. , Senior Note , 144A, 8.625% , 4/30/30 .............. 6,500,000 6,607,536
Entertainment 0.0%
†
b
Netflix, Inc. , Senior Bond , 144A, 5.375% , 11/15/29 .......................... 100,000 103,661
Food Products 0.5%
JBS USA Holding Lux SARL / JBS USA Food Co. / JBS Lux Co. SARL , Senior Note ,
5.75% , 4/01/33 ................................................... 50,000 50,678
b
Post Holdings, Inc. ,
Senior Bond , 144A, 5.5% , 12/15/29 .................................... 500,000 494,332
Senior Secured Note , 144A, 6.25% , 2/15/32 .............................. 2,000,000 2,035,928
2,580,938
Ground Transportation 0.4%
b
Ashtead Capital, Inc. , Senior Bond , 144A, 5.95% , 10/15/33 .................... 200,000 202,194
b ,d
Herc Holdings Escrow, Inc. , Senior Note , 144A, 7% , 6/15/30 ................... 2,000,000 2,061,701
2,263,895
Health Care Equipment & Supplies 1.3%
b
Medline Borrower LP ,
Senior Note , 144A, 5.25% , 10/01/29 .................................... 5,000,000 4,890,122
Senior Secured Note , 144A, 3.875% , 4/01/29 ............................. 2,000,000 1,886,463
6,776,585
Health Care Providers & Services 17.7%
b
CHS/Community Health Systems, Inc. ,
144A, 10.75% , 6/15/33 .............................................. 17,500,000 18,274,725
Secured Note , 144A, 6.875% , 4/15/29 .................................. 20,000,000 16,733,100
Senior Secured Note , 144A, 10.875% , 1/15/32 ............................ 16,000,000 17,073,904
b
DaVita, Inc. ,
Senior Bond , 144A, 3.75% , 2/15/31 .................................... 6,000,000 5,318,254
Senior Note , 144A, 6.875% , 9/01/32 .................................... 3,000,000 3,049,491
Senior Note , 144A, 6.75% , 7/15/33 ..................................... 500,000 505,506
b
Kedrion SpA , Senior Secured Note , 144A, 6.5% , 9/01/29 ...................... 1,000,000 964,864
Tenet Healthcare Corp. ,
Senior Note , 6.125% , 10/01/28 ........................................ 8,000,000 8,016,984
Senior Secured Note , 6.125% , 6/15/30 .................................. 11,000,000 11,121,532
Senior Secured Note , 6.75% , 5/15/31 ................................... 15,000,000 15,460,155
96,518,515

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series I
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Hotels, Restaurants & Leisure 7.9%
b
Caesars Entertainment, Inc. ,
Senior Note , 144A, 8.125% , 7/01/27 .................................... $ 1,352,000 $ 1,354,831
Senior Note , 144A, 6% , 10/15/32 ...................................... 7,000,000 6,719,392
Senior Secured Note , 144A, 7% , 2/15/30 ................................ 4,500,000 4,620,397
b
Carnival Corp. ,
Senior Note , 144A, 6% , 5/01/29 ....................................... 5,000,000 5,016,303
Senior Note , 144A, 6.125% , 2/15/33 .................................... 8,500,000 8,526,303
b
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. ,
Senior Note , 144A, 6.75% , 1/15/30 ..................................... 5,000,000 4,544,823
Senior Secured Note , 144A, 4.625% , 1/15/29 ............................. 1,000,000 938,559
b
NCL Corp. Ltd. , Senior Note , 144A, 6.75% , 2/01/32 .......................... 750,000 750,608
b
Wynn Macau Ltd. , Senior Note , 144A, 5.625% , 8/26/28 ....................... 3,500,000 3,376,494
b
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. , Senior Note , 144A, 7.125% ,
2/15/31 ......................................................... 7,000,000 7,346,374
43,194,084
Household Durables 0.6%
b
Newell Brands, Inc. , Senior Note , 144A, 8.5% , 6/01/28 ....................... 1,750,000 1,814,835
Shea Homes LP / Shea Homes Funding Corp. , Senior Note , 4.75% , 4/01/29 .......
1,500,000 1,438,354
3,253,189
Household Products 0.3%
b
Energizer Holdings, Inc. , Senior Note , 144A, 6.5% , 12/31/27 ................... 1,500,000 1,511,130
Independent Power and Renewable Electricity Producers 3.0%
b
Calpine Corp. , Senior Note , 144A, 4.625% , 2/01/29 .......................... 6,000,000 5,851,331
b ,c
Vistra Corp. , Junior Sub. Bond , 144A, 8% to 10/14/26, FRN thereafter , Perpetual .... 10,000,000 10,269,370
16,120,701
Media 1.4%
b
Clear Channel Outdoor Holdings, Inc. ,
Senior Note , 144A, 7.5% , 6/01/29 ..................................... 300,000 265,499
Senior Secured Note , 144A, 5.125% , 8/15/27 ............................. 1,000,000 978,907
Senior Secured Note , 144A, 9% , 9/15/28 ................................ 3,000,000 3,144,279
b
Stagwell Global LLC , Senior Note , 144A, 5.625% , 8/15/29 ..................... 200,000 188,215
b
Univision Communications, Inc. , Senior Secured Note , 144A, 6.625% , 6/01/27 ..... 3,250,000 3,252,088
7,828,988
Metals & Mining 2.4%
b
Alcoa Nederland Holding BV , Senior Note , 144A, 4.125% , 3/31/29 ............... 750,000 706,068
ArcelorMittal SA , Senior Bond , 6.8% , 11/29/32 ..............................
50,000 54,129
b
Cleveland-Cliffs, Inc. , Senior Note , 144A, 7.375% , 5/01/33 .................... 6,000,000 5,159,561
b
FMG Resources August 2006 Pty. Ltd. ,
Senior Bond , 144A, 4.375% , 4/01/31 ................................... 800,000 735,067
Senior Bond , 144A, 6.125% , 4/15/32 ................................... 6,000,000 5,989,426
b
Mineral Resources Ltd. , Senior Note , 144A, 8.5% , 5/01/30 .................... 550,000 545,275
13,189,526
Oil, Gas & Consumable Fuels 8.0%
b
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note , 144A, 11% , 4/15/26 ...................................... 508,000 509,568
Senior Note , 144A, 8.125% , 1/15/27 .................................... 7,500,000 7,243,413
Senior Note , 144A, 9.75% , 7/15/28 ..................................... 3,000,000 2,905,893
Senior Secured Note , 144A, 9.25% , 7/15/29 .............................. 3,000,000 3,082,500

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series I
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
Cheniere Corpus Christi Holdings LLC , Senior Secured Note , 3.7% , 11/15/29 ......
$ 100,000 $ 95,847
b
CITGO Petroleum Corp. , Senior Secured Note , 144A, 6.375% , 6/15/26 ........... 1,000,000 1,002,319
Energy Transfer LP , Senior Bond , 6.55% , 12/01/33 ..........................
50,000 53,133
b
Hilcorp Energy I LP / Hilcorp Finance Co. ,
Senior Bond , 144A, 7.25% , 2/15/35 .................................... 3,000,000 2,782,530
Senior Note , 144A, 6% , 4/15/30 ....................................... 1,000,000 949,606
b
Matador Resources Co. , Senior Note , 144A, 6.5% , 4/15/32 .................... 4,000,000 3,920,146
Occidental Petroleum Corp. , Senior Note , 8.875% , 7/15/30 ....................
50,000 56,246
b
Venture Global LNG, Inc. ,
Senior Secured Note , 144A, 8.125% , 6/01/28 ............................. 10,000,000 10,241,350
Senior Secured Note , 144A, 9.875% , 2/01/32 ............................. 8,000,000 8,515,768
b
Venture Global Plaquemines LNG LLC , Senior Secured Bond , 144A, 7.75% , 5/01/35 . 2,000,000 2,107,872
Williams Cos., Inc. (The) , Senior Bond , 5.65% , 3/15/33 .......................
100,000 102,451
43,568,642
Passenger Airlines 3.9%
b ,e
American Airlines Group, Inc. , Senior Secured Note , 144A, PIK, 10.75% , 2/15/26 ... 5,000,000 5,023,775
b
American Airlines, Inc. , Senior Secured Note , 144A, 8.5% , 5/15/29 .............. 10,000,000 10,367,400
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. ,
b
Senior Secured Note , 144A, 5.5% , 4/20/26 ............................... 1,333,333 1,331,889
b
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note , 144A, 4.75% , 10/20/28 . 50,000 49,822
b
JetBlue Airways Corp. / JetBlue Loyalty LP , Senior Secured Note , 144A, 9.875% ,
9/20/31 ......................................................... 4,500,000 4,454,373
21,227,259
Personal Care Products 0.6%
b
Opal Bidco SAS , Senior Secured Note , 144A, 6.5% , 3/31/32 ................... 3,000,000 2,999,506
Pharmaceuticals 1.6%
b
1261229 BC Ltd. , Senior Secured Note , 144A, 10% , 4/15/32 ................... 5,000,000 4,953,210
b
Endo Finance Holdings, Inc. , Senior Secured Note , 144A, 8.5% , 4/15/31 .......... 2,000,000 2,072,662
Teva Pharmaceutical Finance Netherlands III BV , Senior Note , 8.125% , 9/15/31 ....
1,500,000 1,670,475
8,696,347
Semiconductors & Semiconductor Equipment 0.0%
†
Micron Technology, Inc. , Senior Bond , 5.875% , 2/09/33 .......................
200,000 204,529
Software 0.9%
b
McAfee Corp. , Senior Note , 144A, 7.375% , 2/15/30 .......................... 5,000,000 4,628,860
Workday, Inc. , Senior Bond , 3.8% , 4/01/32 ................................
150,000 139,193
4,768,053
Specialized REITs 0.0%
†
American Tower Corp. , Senior Note , 4.05% , 3/15/32 .........................
50,000 47,190
Specialty Retail 0.0%
†
Lowe's Cos., Inc. , Senior Bond , 5% , 4/15/33 ...............................
60,000 59,867
Technology Hardware, Storage & Peripherals 0.0%
†
Hewlett Packard Enterprise Co. , Senior Bond , 5% , 10/15/34 ...................
50,000 48,703
HP, Inc. , Senior Bond , 5.5% , 1/15/33 .....................................
80,000 79,731
128,434

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series I
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Textiles, Apparel & Luxury Goods 0.4%
b
Hanesbrands, Inc. , Senior Note , 144A, 9% , 2/15/31 .......................... $ 2,000,000 $ 2,114,928
Tobacco 0.0%
†
BAT Capital Corp. , Senior Bond , 6.421% , 8/02/33 ...........................
50,000 53,626
Trading Companies & Distributors 0.6%
b
Foundation Building Materials, Inc. , Senior Note , 144A, 6% , 3/01/29 ............. 4,000,000 3,410,974
b
United Rentals North America, Inc. , Senior Secured Note , 144A, 6% , 12/15/29 ..... 50,000 50,881
3,461,855
Total Corporate Bonds (Cost $ 417,385,052 ) .....................................
423,052,078
Senior Floating Rate Interests 2.0%
Containers & Packaging 0.4%
d ,f
Clydesdale Acquisition Holdings, Inc., First Lien, 2025 Incremental Closing Date CME
Term Loan, B , 7.548% , ( 3-month SOFR + 3.25% ), 4/01/32 ................... 2,457,045 2,441,111
Health Care Providers & Services 0.1%
f
MPH Acquisition Holdings LLC, First Lien, Exchange First Out CME Term Loan , 8.03% ,
( 3-month SOFR + 3.75% ), 12/31/30 .................................... 537,401 530,012
IT Services 1.1%
f
Twitter, Inc., First Lien, CME Term Loan, B1 , 10.949% , ( 3-month SOFR + 6.5% ),
10/26/29 ........................................................ 5,984,694 5,934,392
Personal Care Products 0.4%
d ,f
Opal LLC, First Lien, CME Term Loan, B2 , 7.435% , ( 6-month SOFR + 3.25% ), 3/31/32
2,000,000 2,005,000
Total Senior Floating Rate Interests (Cost $ 10,778,094 ) ..........................
10,910,515
Mortgage-Backed Securities 18.5%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 10.9%
FHLMC Pool, 30 Year , 5%, 5/01/53 ...................................... 1,582,462 1,536,207
FHLMC Pool, 30 Year , 5%, 11/01/54 ..................................... 4,915,715 4,761,878
FHLMC Pool, 30 Year , 5%, 12/01/54 ..................................... 10,812,110 10,474,576
FHLMC Pool, 30 Year , 5.5%, 7/01/53 ..................................... 5,788,372 5,746,035
FHLMC Pool, 30 Year , 5.5%, 12/01/54 .................................... 10,594,538 10,494,966
FHLMC Pool, 30 Year , 5.5%, 11/01/53 - 2/01/55 ............................ 11,405,581 11,299,729
FHLMC Pool, 30 Year , 6%, 6/01/53 ...................................... 2,531,280 2,561,995
FHLMC Pool, 30 Year , 6%, 1/01/55 ...................................... 5,632,912 5,692,065
FHLMC Pool, 30 Year , 6%, 2/01/55 ...................................... 6,886,151 6,958,464
59,525,915
Federal National Mortgage Association (FNMA) Fixed Rate 1.8%
FNMA, 30 Year , 5%, 5/01/53 ........................................... 1,570,433 1,524,528
FNMA, 30 Year , 5%, 11/01/53 .......................................... 4,787,570 4,647,724
FNMA, 30 Year , 5.5%, 11/01/54 ......................................... 3,801,892 3,767,052
9,939,304
Government National Mortgage Association (GNMA) Fixed Rate 5.8%
GNMA II, Single-family, 30 Year , 5.5%, 3/20/55 ............................. 5,725,056 5,690,352
GNMA II, Single-family, 30 Year , 5.5%, 5/20/55 ............................. 5,050,000 5,019,387
GNMA II, Single-family, 30 Year , 6%, 1/20/55 ............................... 7,861,997 7,947,112
GNMA II, Single-family, 30 Year , 6%, 2/20/55 ............................... 4,905,876 4,958,988
GNMA II, Single-family, 30 Year , 6%, 3/20/55 ............................... 5,226,131 5,282,710

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series I
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 30 .
a a
Principal
Amount
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
GNMA II, Single-family, 30 Year , 6%, 5/20/55 ............................... $ 2,500,000 $ 2,527,262
31,425,811
Total Mortgage-Backed Securities (Cost $ 100,778,534 ) ...........................
100,891,030
Shares
Escrows and Litigation Trusts 0.0%
a ,g
Endo, Inc., Escrow Account ............................................ 300,000 —
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
—
Total Long Term Investments (Cost $ 531,882,640 ) ...............................
538,321,022
a
a a a a
Short Term Investments 0.8%
a
Money Market Funds 0.8%
h,i
Institutional Fiduciary Trust - Money Market Portfolio , 4.079% .................. 4,525,915 4,525,915
Total Money Market Funds (Cost $ 4,525,915 ) ...................................
4,525,915
Total Short Term Investments (Cost $ 4,525,915 ) .................................
4,525,915
a
Total Investments (Cost $ 536,408,555 ) 99.5% ...................................
$542,846,937
Other Assets, less Liabilities 0.5% .............................................
2,604,035
Net Assets 100.0% ...........................................................
$545,450,972
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2025, the aggregate value of these securities was $361,831,803, representing 66.3% of net assets.
c
Perpetual security with no stated maturity date.
d
A portion or all of the security purchased on a delayed delivery basis.
e
Income may be received in additional securities and/or cash.
f
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
g
Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
h
See Note 3 regarding investments in affiliated management investment companies.
i
The rate shown is the annualized seven-day effective yield at period end.

Franklin Strategic Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
1. Organization
Franklin Strategic Series (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of ten separate funds, four of which are included in this report (Funds).
The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and apply the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to,
ASC 946.
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Funds' investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Funds' administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Franklin Strategic Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’
portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the
Funds' portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At May 31, 2025, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended May
31, 2025, investments in affiliated management investment companies were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Templeton SMACS: Series E
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.079% $1,129,213 $177,707,766 $(178,167,056) $— $— $669,923 669,923 $109,183
Total Affiliated Securities ... $1,129,213 $177,707,766 $(178,167,056) $— $— $669,923 $109,183
Franklin Templeton SMACS: Series H
Non-Controlled Affiliates
Dividends
Franklin Dynamic Municipal Bond
ETF ................... $421,260 $— $— $— $(10,540) $410,720 17,000 $12,577
Total Affiliated Securities ... $421,260 $— $— $— $(10,540) $410,720 $12,577
Franklin Templeton SMACS: Series I
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.079% $2,116,283 $188,529,877 $(186,120,245) $— $— $4,525,915 4,525,915 $160,767
Total Affiliated Securities ... $2,116,283 $188,529,877 $(186,120,245) $— $— $4,525,915 $160,767
2. Financial Instrument Valuation
(continued)

Franklin Strategic Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
4. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of May 31, 2025, in valuing the Funds’ assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Templeton SMACS: Series CH
Assets:
Investments in Securities:
a
Corporate Bonds ........................ $ — $ 236,950 $ — $ 236,950
Municipal Bonds :
Arizona .............................. — 517,511 — 517,511
California ............................. — 27,553,265 601,376 28,154,641
Florida ............................... — 103,838 — 103,838
U.S. Territories ..........................
Puerto Rico ........................... — 140,342 — 140,342
Short Term Investments ................... — 400,000 — 400,000
Total Investments in Securities ........... $— $28,951,906 $601,376 $29,553,282
Franklin Templeton SMACS: Series E
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 7,957,500 — — 7,957,500
Banks ............................... 9,112,650 — — 9,112,650
Beverages ........................... 5,915,250 — — 5,915,250
Biotechnology ......................... 3,722,200 — — 3,722,200
Capital Markets ........................ 2,449,725 — — 2,449,725
Consumer Staples Distribution & Retail ...... 3,092,929 — — 3,092,929
Electric Utilities ........................ 4,570,141 — — 4,570,141
Energy Equipment & Services ............. 9,915,000 — — 9,915,000
Food Products ........................ 6,710,130 — — 6,710,130
Health Care Equipment & Supplies ......... 8,065,300 — — 8,065,300
Health Care Providers & Services .......... 3,019,100 — — 3,019,100
Hotels, Restaurants & Leisure ............. 6,277,000 — — 6,277,000
Interactive Media & Services .............. 3,434,800 — — 3,434,800
Machinery ............................ 2,088,180 — — 2,088,180
Metals & Mining ....................... 6,896,750 — — 6,896,750
Oil, Gas & Consumable Fuels ............. 11,769,007 5,609,138 — 17,378,145
Pharmaceuticals ....................... 13,559,282 — — 13,559,282
Semiconductors & Semiconductor Equipment . 8,051,100 — — 8,051,100
Software ............................. 2,653,700 — — 2,653,700
Tobacco ............................. 14,447,200 — — 14,447,200

Franklin Strategic Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At May 31, 2025, the reconciliations are as follows:
Level 3 financial instruments, for the Franklin Templeton SMACS: Series CH, include the fair value of assets and/or liabilities derived from recent transactions, private transaction prices, or non-public third-party pricing information that is unobservable.
Level 1 Level 2 Level 3 Total
Franklin Templeton SMACS: Series E (continued)
Assets: (continued)
Investments in Securities: (continued)
Equity-Linked Securities ................... $ — $ 179,726,605 $ — $ 179,726,605
Convertible Preferred Stocks ................ 29,958,650 — — 29,958,650
Short Term Investments ................... 669,923 — — 669,923
Total Investments in Securities ........... $164,335,517 $185,335,743
b
$— $349,671,260
Franklin Templeton SMACS: Series H
Assets:
Investments in Securities:
a
Management Investment Companies ......... 410,720 — — 410,720
Corporate Bonds ........................ — 236,950 — 236,950
Municipal Bonds ......................... — 21,937,500 — 21,937,500
Short Term Investments ................... — 1,800,000 — 1,800,000
Total Investments in Securities ........... $410,720 $23,974,450 $— $24,385,170
Franklin Templeton SMACS: Series I
Assets:
Investments in Securities:
a
Common Stocks ......................... 2,083,437 — — 2,083,437
Equity-Linked Securities ................... — 1,383,962 — 1,383,962
Corporate Bonds ........................ — 423,052,078 — 423,052,078
Senior Floating Rate Interests ............... — 10,910,515 — 10,910,515
Mortgage-Backed Securities ................ — 100,891,030 — 100,891,030
Escrows and Litigation Trusts ............... — — —
c
—
Short Term Investments ................... 4,525,915 — — 4,525,915
Total Investments in Securities ........... $6,609,352 $536,237,585 $— $542,846,937
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes foreign securities valued at $5,609,138, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
c
Includes financial instruments determined to have no value.
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Templeton SMACS: Series CH
Assets:
Investments in Securities:
Municipal Bonds :
United States . $ 14,263 $ 600,000 $ (8,372) $ — $ — $ — $ (53,586) $ 49,071 $ 601,376 $ 1,376
Total Investments in
Securities ....... $14,263 $600,000 $(8,372) $— $— $— $(53,586) $49,071 $601,376 $1,376
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
4. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Abbreviations
Selected Portfolio
ADR
American Depositary Receipt
CME
Chicago Mercantile Exchange
ETF
Exchange-Traded Fund
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
GO
General Obligation
LOC
Letter of Credit
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate
SPA
Standby Purchase Agreement
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.